Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2024
Share-Based Compensation [Line Items]
Increase in share capital	$ 4,815,100
Weighted average grant date fair value (in Dollars per share)	$ 4.82
Unrecognized compensation costs	$ 3,873,878
Weighted average remaining period	4 years 3 days
Share-based compensation	$ 941,222
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)	1,000,000
2024 Equity Incentive Plan [Member] | Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Authorized maximum number of shares (in Shares)				1,000,000
2024 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted (in Shares)	1,000,000
Share Award Agreements [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)	1,000,000